JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

November 14, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan SmartRetirement 2055 Fund (the “Fund”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amended No. 189 under the 1933 Act (Amendment No. 190 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This filing is being made for the purpose of registering the JPMorgan SmartRetirement 2055 Fund as a new series of the Trust. Included in the filing are the prospectuses and statement of additional information (“SAI”) for the Fund. The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Please note that the prospectuses and SAI for the Fund are substantially similar to the prospectuses and SAI for the existing JPMorgan SmartRetirement Funds (the “Existing Funds”). The SEC staff recently reviewed and provided comments to the prospectuses and SAI for the Existing Funds on October 7, 2011, which the Existing Funds responded to via EDGAR on October 19, 2011. The SEC staff provided oral notification thereafter that it had no further comments. The Existing Funds made a filing pursuant to Rule 485(b) on October 28, 2011 incorporating comments received from the staff, as outlined in the October 19th response letter, and the Fund’s prospectuses reflect those comments. As a result of the SEC staff’s recent review of the Existing Funds’ prospectuses and the similarity between the prospectuses, the Fund hereby requests limited review of its prospectuses and SAI.

If you have any questions or comments, please call me at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

Cc: Vince De Stefano